Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts receivable
	As at December 31,	As at December 31,
USD'000	2020	2019
Trade accounts receivable	2,608	3,643
Allowance for doubtful accounts	(42)	(25)
Accounts receivable from shareholders	14	-
Accounts receivable from other related parties	95	119
Accounts receivable from underwriters, promoters, and employees	1	-
Other accounts receivable	224	33
Total accounts receivable net of allowance for doubtful accounts	2,900	3,770